Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 9,419,128	R$ 10,352,228	R$ 10,241,654
Gross financial amount	11,888,127	9,391,519	6,858,109
Gross other financial amount	944,501	699,333	402,394
Total gross revenue and income	22,251,756	20,443,080	17,502,157
Deductions from gross revenue from transactions activities and other services	(1,260,474)	(1,168,946)	(1,214,412)
Deduction from gross financial income	(303,521)	(241,092)	(205,063)
Deductions from gross other financial income	(277,249)	(223,410)	(134,281)
Total deductions from gross revenue and income	(1,841,244)	(1,633,448)	(1,553,756)
Total revenue and income	R$ 20,410,512	R$ 18,809,632	R$ 15,948,401